Average Annual Total Returns (Vanguard Long-Term Bond Index Fund ETF)	Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Bond Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Long Gov Credit Float Adjusted Index Vanguard Long-Term Bond Index Fund Vanguard Long-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	19.89%	17.78%	11.18%	20.15%	19.31%	19.31%	19.31%
Five Years	9.79%	7.82%	6.91%	9.86%	9.81%	9.81%	9.81%
Since Inception	8.40%	6.44%	5.83%	8.46%	8.36%		8.37%